Selected Quarterly Financial Data (Unaudited) - Summary of Interim Financial Information on Quarterly Basis (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net Operating Loss	$ (17,568,845)	$ (11,589,319)	$ (12,394,490)	$ (9,214,375)	$ (6,247,048)	$ (7,234,204)	$ (7,572,638)	$ (6,228,452)	$ (50,767,029)	$ (27,282,342)	$ (46,573,093)
Net loss	$ (18,255,896)	$ (11,573,273)	$ (12,126,152)	$ (9,050,773)	$ (6,620,102)	$ (7,210,591)	$ (7,294,245)	$ (5,999,699)	$ (51,006,094)	$ (27,124,637)	$ (46,515,956)
Net loss per common share, basic and diluted	$ (3.68)	$ (1.37)	$ (0.67)	$ (0.50)	$ (3.22)	$ (0.86)	$ (0.41)	$ (0.33)	$ (3.68)	$ (3.22)	$ (8.03)